Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Inventory
Raw materials	$ 753	$ 1,020
Sub-assemblies	1,024	1,379
Finished goods	683	1,342
Total inventory	2,460	3,741
Prepaid expenses and other current assets:
Prepaid insurance	281	110
Patents	14	13
Prepaid advertising and marketing	12	41
Taxes	41	47
Other current assets		126
Total prepaid expenses and other current assets	348	337
Accrued and other liabilities:
Payroll and benefits	694	701
Accrued legal settlements		200
Customer deposits	720	639
Taxes	30	61
Accrued professional	200	155
Other liabilities	44	58
Total accrued and other liabilities	$ 1,688	$ 1,814